UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3737

Fidelity Advisor Series IV

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Limited Term Government Fund Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of May 31, 2016

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	32.2	30.6
1 - 1.99%	49.6	42.2
2 - 2.99%	6.6	14.7
3 - 3.99%	4.2	5.1
4 - 4.99%	2.3	1.6
5 - 5.99%	3.4	3.8
6 - 6.99%	0.5	0.8
7 - 7.99%	0.1	0.1
8% and above	0.5	0.5

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Mortgage Securities	3.0%
CMOs and Other Mortgage Related Securities	18.7%
U.S. Treasury Obligations	75.9%
U.S. Government Agency Obligations**	1.9%
Foreign Government & Government Agency Obligations	0.9%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.4)%

 * Foreign investments - 0.9%

 ** Includes NCUA Guaranteed Notes

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of November 30, 2015*,**
Mortgage Securities	3.1%
CMOs and Other Mortgage Related Securities	21.5%
U.S. Treasury Obligations	69.1%
U.S. Government Agency Obligations***	4.5%
Foreign Government & Government Agency Obligations	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 1.0%

 ** Futures and Swaps - 1.0%

 *** Includes NCUA Guaranteed Notes

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 77.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.9%
Federal Home Loan Bank 1% 6/21/17	1,410,000	1,413,053
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,178,313
		3,591,366
U.S. Treasury Obligations - 75.9%
U.S. Treasury Notes:
0.75% 4/15/18	$41,992,000	$41,885,382
0.875% 1/31/18	7,994,000	7,997,437
0.875% 7/15/18	13,000,000	12,987,806
0.875% 5/15/19	50,631,000	50,393,640
1% 5/31/18	3,584,000	3,591,139
1.125% 6/15/18	18,258,000	18,339,303
1.125% 1/15/19	48,443,000	48,609,547
1.25% 11/30/18	997,000	1,003,893
1.25% 3/31/21	16,556,000	16,456,399
1.375% 9/30/18	553,000	558,444
1.375% 2/28/19	1,065,000	1,075,858
1.375% 3/31/20	4,886,000	4,913,484
1.375% 4/30/20	784,000	787,981
1.375% 1/31/21	7,500,000	7,502,340
1.375% 4/30/21	1,000,000	999,727
1.375% 5/31/21	6,000,000	6,000,936
1.5% 12/31/18	577,000	584,708
1.625% 4/30/19 (a)	8,402,000	8,545,422
1.625% 6/30/19	2,890,000	2,940,124
1.625% 12/31/19	17,439,000	17,718,303
1.625% 6/30/20	9,263,000	9,390,005
1.625% 7/31/20	2,000,000	2,026,640
1.75% 9/30/19	6,866,000	7,009,486
1.75% 12/31/20	30,074,000	30,597,949
3.5% 2/15/18	8,513,000	8,892,092
		310,808,045
Other Government Related - 1.0%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.7885% 12/7/20 (NCUA Guaranteed) (b)	339,181	338,265
Series 2010-R2 Class 1A, 0.8102% 11/6/17 (NCUA Guaranteed) (b)	2,244,913	2,243,510
Series 2011-C1 Class 1A, 0.7742% 2/28/20 (NCUA Guaranteed) (b)	591,076	591,417
Series 2011-R1 Class 1A, 0.8902% 1/8/20 (NCUA Guaranteed) (b)	771,341	770,557
Series 2011-R4 Class 1A, 0.8202% 3/6/20 (NCUA Guaranteed) (b)	197,167	197,052
		4,140,801
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $317,755,792)		318,540,212

U.S. Government Agency - Mortgage Securities - 3.0%
Fannie Mae - 1.4%
2.115% 10/1/35 (b)	4,489	4,659
2.133% 2/1/33 (b)	6,308	6,515
2.135% 4/1/33 (b)	73,177	75,680
2.15% 7/1/35 (b)	4,046	4,195
2.174% 3/1/35 (b)	4,961	5,136
2.23% 7/1/34 (b)	6,315	6,580
2.29% 11/1/33 (b)	13,324	13,832
2.302% 6/1/36 (b)	8,200	8,583
2.303% 10/1/33 (b)	7,122	7,372
2.305% 12/1/34 (b)	10,719	11,093
2.315% 1/1/35 (b)	37,004	38,529
2.315% 9/1/36 (b)	15,171	15,885
2.455% 2/1/44 (b)	56,150	58,077
2.478% 7/1/36 (b)	30,459	31,932
2.494% 4/1/44 (b)	88,637	91,518
2.523% 2/1/44 (b)	52,471	54,142
2.534% 5/1/36 (b)	6,377	6,726
2.545% 11/1/36 (b)	45,882	48,269
2.547% 1/1/44 (b)	90,676	93,845
2.55% 3/1/33 (b)	17,441	18,222
2.552% 12/1/32 (b)	54,787	57,895
2.557% 10/1/33 (b)	8,801	9,307
2.564% 6/1/47 (b)	30,119	31,754
2.591% 5/1/44 (b)	100,705	104,070
2.615% 7/1/35 (b)	8,697	9,139
2.632% 5/1/44 (b)	147,686	153,243
2.667% 2/1/37 (b)	89,973	94,869
2.68% 4/1/44 (b)	211,355	218,422
2.689% 2/1/42 (b)	256,788	267,978
2.69% 3/1/37 (b)	5,384	5,642
2.715% 2/1/36 (b)	2,252	2,362
2.757% 1/1/42 (b)	203,679	212,037
2.833% 3/1/35 (b)	4,786	5,056
2.844% 12/1/32 (b)	368,130	389,902
2.896% 8/1/35 (b)	81,048	85,986
3% 6/1/31 (c)	1,000,000	1,042,248
3.012% 4/1/36 (b)	45,874	48,672
5% 7/1/35	782,084	873,554
5.5% 10/1/20 to 1/1/29	834,395	901,174
6% 10/1/16	197	197
6.5% 8/1/17 to 8/1/36	578,884	673,946
9% 2/1/17 to 1/1/18	363	369
9.5% 11/1/21	3	3
10.5% 8/1/20	4,188	4,500
		5,793,115
Freddie Mac - 0.5%
2.175% 6/1/37 (b)	6,022	6,270
2.2% 3/1/37 (b)	3,585	3,710
2.207% 5/1/37 (b)	10,551	11,015
2.218% 2/1/37 (b)	10,642	11,063
2.285% 8/1/37 (b)	15,711	16,412
2.32% 3/1/35 (b)	13,974	14,402
2.35% 7/1/35 (b)	30,379	31,796
2.356% 10/1/42 (b)	199,005	210,920
2.363% 6/1/33 (b)	44,061	46,098
2.368% 11/1/35 (b)	38,317	39,936
2.372% 7/1/35 (b)	215,804	224,273
2.513% 4/1/34 (b)	178,641	188,391
2.54% 6/1/37 (b)	52,411	55,358
2.563% 5/1/37 (b)	14,692	15,544
2.605% 5/1/37 (b)	68,334	71,951
2.626% 10/1/36 (b)	59,725	62,557
2.634% 10/1/35 (b)	26,000	27,258
2.636% 5/1/37 (b)	161,561	170,396
2.668% 4/1/37 (b)	10,017	10,556
2.741% 2/1/36 (b)	1,486	1,577
2.795% 7/1/36 (b)	14,965	15,915
2.798% 7/1/35 (b)	42,115	44,800
2.845% 4/1/37 (b)	1,662	1,760
2.918% 3/1/33 (b)	410	433
2.986% 10/1/41 (b)	267,517	280,999
3.063% 9/1/41 (b)	247,663	258,962
3.391% 10/1/35 (b)	7,773	8,268
5% 9/1/35	1,247	1,405
6% 1/1/24	131,410	144,027
6.5% 12/1/21	39,599	43,076
9% 10/1/16 to 12/1/18	924	942
9.5% 2/1/17 to 12/1/22	3,002	3,320
10% 6/1/18 to 6/1/20	2,066	2,311
10.5% 9/1/20	13	14
		2,025,715
Ginnie Mae - 1.1%
4.3% 8/20/61 (d)	405,572	420,785
4.649% 2/20/62 (d)	274,412	290,343
4.682% 2/20/62 (d)	365,762	385,537
4.684% 1/20/62 (d)	2,281,464	2,401,284
5.47% 8/20/59 (d)	90,488	92,271
5.5% 11/15/35	214,791	245,459
5.612% 4/20/58 (d)	12,639	12,739
6% 6/15/36	449,853	526,596
8% 12/15/23	39,177	45,128
8.5% 3/15/17	1,412	1,445
10.5% 12/15/17 to 1/15/18	719	751
		4,422,338
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $11,965,098)		12,241,168

Collateralized Mortgage Obligations - 15.3%
U.S. Government Agency - 15.3%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.34% 4/25/24 (b)	224,564	225,780
Series 2001-38 Class QF, 1.426% 8/25/31 (b)	56,825	57,757
Series 2002-49 Class FB, 1.0362% 11/18/31 (b)	53,128	53,338
Series 2002-60 Class FV, 1.446% 4/25/32 (b)	11,746	11,970
Series 2002-74 Class FV, 0.896% 11/25/32 (b)	449,546	451,919
Series 2002-75 Class FA, 1.446% 11/25/32 (b)	24,061	24,520
Series 2010-15 Class FJ, 1.376% 6/25/36 (b)	691,256	700,909
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	4,773	4,826
Series 2002-9 Class PC, 6% 3/25/17	10,908	11,065
Series 2005-19 Class PA, 5.5% 7/25/34	213,852	228,664
Series 2005-27 Class NE, 5.5% 5/25/34	118,221	120,925
Series 2005-64 Class PX, 5.5% 6/25/35	219,315	240,414
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	3,435	3,505
Series 2003-117 Class MD, 5% 12/25/23	107,217	116,542
Series 2004-52 Class KZ, 5.5% 7/25/34	1,153,419	1,298,912
Series 2010-88 Class NA, 4% 8/25/28	223,396	224,831
Series 2010-97 Class CX, 4.5% 9/25/25	953,000	1,061,966
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	430,686	54,066
Series 2010-39 Class FG, 1.366% 3/25/36 (b)	432,342	441,059
Series 2011-67 Class AI, 4% 7/25/26 (e)	111,465	11,620
Freddie Mac:
floater:
Series 2448 Class FT, 1.4345% 3/15/32 (b)	60,214	61,350
Series 2526 Class FC, 0.8345% 11/15/32 (b)	75,869	76,052
Series 2530 Class FE, 1.0345% 2/15/32 (b)	30,635	30,938
Series 2630 Class FL, 0.9345% 6/15/18 (b)	1,583	1,587
Series 2711 Class FC, 1.3345% 2/15/33 (b)	219,369	222,498
floater planned amortization class Series 2770 Class FH, 0.8345% 3/15/34 (b)	210,459	211,021
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	711	716
Series 2363 Class PF, 6% 9/15/16	186	187
Series 2376 Class JE, 5.5% 11/15/16	1,471	1,485
Series 2381 Class OG, 5.5% 11/15/16	317	319
Series 2425 Class JH, 6% 3/15/17	2,964	3,011
Series 3415 Class PC, 5% 12/15/37	81,014	88,091
Series 3763 Class QA, 4% 4/15/34	162,437	165,975
Series 3840 Class VA, 4.5% 9/15/27	374,717	398,570
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	117,109	118,264
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	281,993	315,970
Series 2004-2802 Class ZG, 5.5% 5/15/34	869,626	986,304
Series 2004-2862 Class NE, 5% 9/15/24	1,852,650	1,983,432
Series 2145 Class MZ, 6.5% 4/15/29	296,397	342,597
Series 2357 Class ZB, 6.5% 9/15/31	163,345	191,050
Series 3745 Class KV, 4.5% 12/15/26	540,750	590,043
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.9385% 7/20/37 (b)	116,743	117,257
Series 2008-2 Class FD, 0.9185% 1/20/38 (b)	29,151	29,271
Series 2008-73 Class FA, 1.2985% 8/20/38(b)	230,383	234,310
Series 2008-83 Class FB, 1.3385% 9/20/38 (b)	216,532	220,400
Series 2009-108 Class CF, 1.0345% 11/16/39 (b)	131,249	132,220
Series 2009-116 Class KF, 0.9645% 12/16/39 (b)	99,279	99,801
Series 2010-H17 Class FA, 0.767% 7/20/60 (b)(d)	949,958	937,465
Series 2010-H18 Class AF, 0.7374% 9/20/60 (b)(d)	1,149,391	1,133,215
Series 2010-H19 Class FG, 0.7374% 8/20/60 (b)(d)	1,296,046	1,278,158
Series 2010-H27 Series FA, 0.8174% 12/20/60 (b)(d)	383,346	378,969
Series 2011-H05 Class FA, 0.9374% 12/20/60 (b)(d)	660,394	656,407
Series 2011-H07 Class FA, 0.9374% 2/20/61 (b)(d)	1,214,138	1,207,224
Series 2011-H12 Class FA, 0.9274% 2/20/61 (b)(d)	1,460,565	1,451,644
Series 2011-H13 Class FA, 0.9374% 4/20/61 (b)(d)	558,597	555,292
Series 2011-H14:
Class FB, 0.9374% 5/20/61 (b)(d)	637,329	633,106
Class FC, 0.9374% 5/20/61 (b)(d)	572,190	568,599
Series 2011-H17 Class FA, 0.9674% 6/20/61 (b)(d)	752,446	748,913
Series 2011-H21 Class FA, 1.0374% 10/20/61 (b)(d)	771,025	769,093
Series 2012-H01 Class FA, 1.1374% 11/20/61 (b)(d)	676,433	677,111
Series 2012-H03 Class FA, 1.1374% 1/20/62 (b)(d)	470,118	470,593
Series 2012-H06 Class FA, 1.0674% 1/20/62 (b)(d)	701,566	700,505
Series 2012-H07 Class FA, 1.0674% 3/20/62 (b)(d)	416,231	415,668
Series 2015-H13 Class FL, 0.7174% 5/20/63 (b)(d)	2,663,636	2,652,955
Series 2015-H19 Class FA, 0.6374% 4/20/63 (b)(d)	2,609,205	2,595,767
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	5,295	5,323
planned amortization class:
Series 2010-59 Class PB, 4.5% 7/20/39	3,478,273	3,677,479
Series 2011-68 Class EC, 3.5% 4/20/41	531,268	558,645
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (d)	543,529	542,561
Series 2013-H26 Class HA, 3.5% 9/20/63 (d)	4,208,644	4,383,523
Series 2014-H12 Class KA, 2.75% 5/20/64 (d)	588,639	604,713
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	1,710,379	1,805,736
Series 2010-H17 Class XP, 5.2991% 7/20/60 (b)(d)	2,034,680	2,142,025
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(d)	1,474,843	1,553,638
Series 2011-71 Class ZB, 5.5% 8/20/34	1,185,668	1,348,404
Series 2012-64 Class KB, 9.6777% 5/20/41 (b)	50,308	63,303
Series 2013-124:
Class ES, 8.0821% 4/20/39 (b)(f)	576,747	628,207
Class ST, 8.2154% 8/20/39 (b)(f)	1,090,110	1,245,023
Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	1,812,642	1,840,620
Series 2015-H21:
Class HA, 2.5% 6/20/63 (d)	5,317,794	5,391,840
Class JA, 2.5% 6/20/65 (d)	539,093	546,743
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(d)	4,106,284	4,091,695
Ginnie Mae pass thru certificates Series BC-JN4 Class BA, 1.19% 7/20/56 (b)(c)(d)	2,314,000	2,314,000
		62,541,469
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $62,517,824)		62,541,469

Commercial Mortgage Securities - 3.4%
Freddie Mac:
sequential payer Series K034 Class A1, 2.669% 2/25/23	6,641,900	6,829,573
Series K032 Class A1, 3.016% 2/25/23	2,246,992	2,350,579
Series K036 Class A1, 2.777% 4/25/23	4,125,797	4,288,809
Series K501 Class A2, 1.655% 11/25/16	615,252	615,558
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $13,826,685)		14,084,519

Foreign Government and Government Agency Obligations - 0.9%
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	4,000	4,955
Jordanian Kingdom 2.503% 10/30/20	3,752,000	3,927,950
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,756,569)		3,932,905
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.40% (g)
(Cost $2,884,901)	2,884,901	2,884,901
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $412,706,869)		414,225,174
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(4,694,498)
NET ASSETS - 100%		$409,530,676

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $71,195.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31
Total	$31

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$318,540,212	$--	$318,540,212	$--
U.S. Government Agency - Mortgage Securities	12,241,168	--	12,241,168	--
Collateralized Mortgage Obligations	62,541,469	--	62,541,469	--
Commercial Mortgage Securities	14,084,519	--	14,084,519	--
Foreign Government and Government Agency Obligations	3,932,905	--	3,932,905	--
Money Market Funds	2,884,901	2,884,901	--	--
Total Investments in Securities:	$414,225,174	$2,884,901	$411,340,273	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $409,821,968)	$411,340,273
Fidelity Central Funds (cost $2,884,901)	2,884,901
Total Investments (cost $412,706,869)		$414,225,174
Receivable for investments sold		12,303,047
Receivable for fund shares sold		2,250,599
Dividends receivable		31
Interest receivable		1,388,837
Total assets		430,167,688
Liabilities
Payable for investments purchased
Regular delivery	$16,956,094
Delayed delivery	3,359,000
Payable for fund shares redeemed	159,079
Distributions payable	7,046
Accrued management fee	153,861
Payable for daily variation margin for derivative instruments	883
Other affiliated payables	312
Other payables and accrued expenses	737
Total liabilities		20,637,012
Net Assets		$409,530,676
Net Assets consist of:
Paid in capital		$406,991,155
Distributions in excess of net investment income		(96,700)
Accumulated undistributed net realized gain (loss) on investments		1,117,916
Net unrealized appreciation (depreciation) on investments		1,518,305
Net Assets, for 40,668,635 shares outstanding		$409,530,676
Net Asset Value, offering price and redemption price per share ($409,530,676 ÷ 40,668,635 shares)		$10.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Interest		2,666,448
Income from Fidelity Central Funds		31
Total income		2,666,479
Expenses
Management fee	$909,175
Independent trustees' fees and expenses	929
Miscellaneous	506
Total expenses before reductions	910,610
Expense reductions	(1,461)	909,149
Net investment income (loss)		1,757,330
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,262,175
Futures contracts	28,925
Swaps	(110,672)
Total net realized gain (loss)		1,180,428
Change in net unrealized appreciation (depreciation) on: Investment securities	561,583
Futures contracts	(651)
Swaps	46,085
Total change in net unrealized appreciation (depreciation)		607,017
Net gain (loss)		1,787,445
Net increase (decrease) in net assets resulting from operations		$3,544,775

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,757,330	$2,872,779
Net realized gain (loss)	1,180,428	404,975
Change in net unrealized appreciation (depreciation)	607,017	(1,779,078)
Net increase (decrease) in net assets resulting from operations	3,544,775	1,498,676
Distributions to shareholders from net investment income	(1,894,420)	(2,507,921)
Distributions to shareholders from net realized gain	(345,919)	(1,216,349)
Total distributions	(2,240,339)	(3,724,270)
Share transactions
Proceeds from sales of shares	99,836,982	155,222,641
Reinvestment of distributions	2,183,065	3,649,810
Cost of shares redeemed	(82,323,722)	(133,683,750)
Net increase (decrease) in net assets resulting from share transactions	19,696,325	25,188,701
Total increase (decrease) in net assets	21,000,761	22,963,107
Net Assets
Beginning of period	388,529,915	365,566,808
End of period (including distributions in excess of net investment income of $96,700 and undistributed net investment income of $40,390, respectively)	$409,530,676	$388,529,915
Other Information
Shares
Sold	9,917,058	15,410,687
Issued in reinvestment of distributions	217,083	362,999
Redeemed	(8,176,554)	(13,276,800)
Net increase (decrease)	1,957,587	2,496,886

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Government Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
May 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.09	$10.08	$10.17	$10.27	$10.31
Income from Investment Operations
Net investment income (loss)A	.044	.079	.065	.045	.048	.092
Net realized and unrealized gain (loss)	.043	(.026)	.043	(.038)	.075	.115
Total from investment operations	.087	.053	.108	.007	.123	.207
Distributions from net investment income	(.048)	(.069)	(.062)	(.042)	(.050)	(.090)
Distributions from net realized gain	(.009)	(.034)	(.036)	(.055)	(.173)	(.157)
Total distributions	(.057)	(.103)	(.098)	(.097)	(.223)	(.247)
Net asset value, end of period	$10.07	$10.04	$10.09	$10.08	$10.17	$10.27
Total ReturnB,C	.86%	.53%	1.08%	.07%	1.22%	2.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.87%F	.78%	.65%	.45%	.47%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$409,531	$388,530	$365,567	$389,199	$497,980	$472,386
Portfolio turnover rate	138%F,G	102%	107%	89%	138%	315%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016

1. Organization.

Fidelity Limited Term Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,326,533
Gross unrealized depreciation	(677,619)
Net unrealized appreciation (depreciation) on securities	$1,648,914
Tax cost	$412,576,260

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$28,925	$(651)
Swaps	(110,672)	46,085
Total Interest Rate Risk	(81,747)	45,434
Totals	$(81,747)	$45,434

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $357 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $10,091.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $93.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,368.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Actual	.45%	$1,000.00	$1,008.60	$2.26
Hypothetical-C		$1,000.00	$1,022.75	$2.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on December 16, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	127,804,770.18	96.224
Withheld	5,015,883.51	3.776
TOTAL	132,820,653.69	100.000
John Engler
Affirmative	126,786,441.31	95.457
Withheld	6,034,212.38	4.543
TOTAL	132,820,653.69	100.000
Albert R. Gamper, Jr.
Affirmative	126,903,156.06	95.545
Withheld	5,917,497.63	4.455
TOTAL	132,820,653.69	100.000
Robert F. Gartland
Affirmative	127,021,822.78	95.635
Withheld	5,798,830.91	4.365
TOTAL	132,820,653.69	100.000
Abigail P. Johnson
Affirmative	127,763,636.97	96.193
Withheld	5,057,016.72	3.807
TOTAL	132,820,653.69	100.000
Arthur E. Johnson
Affirmative	126,411,178.04	95.175
Withheld	6,409,475.65	4.825
TOTAL	132,820,653.69	100.000
Michael E. Kenneally
Affirmative	127,137,815.73	95.722
Withheld	5,682,837.96	4.278
TOTAL	132,820,653.69	100.000
James H. Keyes
Affirmative	127,001,237.67	95.619
Withheld	5,819,416.02	4.381
TOTAL	132,820,653.69	100.000
Marie L. Knowles
Affirmative	127,724,236.67	96.163
Withheld	5,096,417.02	3.837
TOTAL	132,820,653.69	100.000
Geoffrey A. von Kuhn
Affirmative	126,908,251.38	95.549
Withheld	5,912,402.31	4.451
TOTAL	132,820,653.69	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ISG-SANN-0716
1.968338.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2016